Patents (Schedule of patents) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Information About Patents [Line Items]
Patents, beginning of period	$ 20,000	$ 396,105
Patents, end of period	11,877	20,000
Cost [Member]
Disclosure Of Information About Patents [Line Items]
Patents, beginning of period	681,288	904,431
Additions	0	0
Impairment		(223,143)
Patents, end of period	681,288	681,288
Accumulated amortization [Member]
Disclosure Of Information About Patents [Line Items]
Patents, beginning of period	661,288	508,326
Additions	8,123	152,962
Impairment		0
Patents, end of period	$ 669,411	$ 661,288